Investments - Summary of the Group's Subsidiaries with Non-controlling Interests (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using equity method [abstract]
Percentage of net assets labilities		100.00%
Percentage of total comprehensive profit or loss	100.00%